Condensed Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
General and administrative expenses	$ 18,846	$ 2,299,907	$ 508,266	$ 6,392,183
General and administrative expenses—related party		30,000	16,726	100,000
Loss from operations	(18,846)	(2,329,907)	(524,992)	(6,492,183)
Income from investments held in Trust Account		26,603	1,069	16,430
Net loss	$ (18,846)	$ (2,303,304)	$ (523,923)	(6,475,753)
Class A ordinary shares subject to possible redemption [Member]
Net loss				$ (4,856,235)
Basic and diluted weighted average shares outstanding	0	32,000,000	7,466,667	25,950,685
Basic and diluted net loss per ordinary share		$ (0.06)	$ (0.04)	$ (0.19)
Non-redeemable ordinary shares [Member]
Net loss	$ (18,846)			$ (1,619,518)
Basic and diluted weighted average shares outstanding	7,000,000 [1]	9,040,000	7,476,000	8,654,356
Basic and diluted net loss per ordinary share	$ 0	$ (0.06)	$ (0.04)	$ (0.19)

[1]	This number excludes an aggregate of up to 1,000,000 Class B ordinary shares (other than the founder shares transferred to the two independent directors) subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (see Note 5)